PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,394	$ 2,248
Less - accumulated depreciation and amortization	1,803	1,630
Property Plant And Equipment Net	591	618
Computers and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,756	1,621
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	263	263
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	166	165
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	201	191
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8	$ 8